EQUITY - Shares of the Company ordinary stock issuable upon exercise of warrants outstanding (Details) - $ / shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 38.86	$ 38.86
Warrants Outstanding	709,000	709,000
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 4 days
Warrants Exercisable	709,000
Warrants Exercisable, Weighted Average Exercise Price	$ 38.86
Warrants, exercise price at 25.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 25.00
Warrants Outstanding	54,000
Weighted Average Remaining Contractual Life (Years)	1 year 3 months
Warrants Exercisable	54,000
Warrants Exercisable, Weighted Average Exercise Price	$ 25.00
Warrants, exercise price at 25.00 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	25.00
Warrants, exercise price at 40.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 40.00
Warrants Outstanding	655,000
Weighted Average Remaining Contractual Life (Years)	3 years 7 months 9 days
Warrants Exercisable	655,000
Warrants Exercisable, Weighted Average Exercise Price	$ 40.00
Warrants, exercise price at 40.00 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	$ 40.00